Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (96.6%)
Argentina (0.1%)
Corporate Bond (0.1%)
Provincia de Cordoba,
6.88%, 12/10/25		$451	$391

Armenia (0.6%)
Sovereign (0.6%)
Republic of Armenia International Bond,
7.15%, 3/26/25		2,532	2,574

Benin (0.1%)
Sovereign (0.1%)
Benin Government International Bond,
5.75%, 3/26/26	EUR	204	218

Bolivia (0.4%)
Sovereign (0.4%)
Bolivian Government International Bond,
5.95%, 8/22/23		$1,512	1,474

Brazil (8.5%)
Sovereign (8.5%)
Brazil Notas do Tesouro Nacional,
Series F,
10.00%, 1/1/25 – 1/1/27	BRL	187,850	35,226

Chile (2.0%)
Sovereign (2.0%)
Bonos de la Tesoreria de la Republica en pesos,
4.00%, 3/1/23 (a)	CLP	6,600,000	8,299

Colombia (3.9%)
Corporate Bond (0.2%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	978

Sovereign (3.7%)
Colombia Government International Bond,
9.85%, 6/28/27		1,466,000	287
Colombian TES,
Series B
5.75%, 11/3/27		27,338,000	4,589
6.00%, 4/28/28		12,982,000	2,158
7.00%, 3/26/31 – 6/30/32		18,879,000	2,946
7.75%, 9/18/30		6,916,000	1,169
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)		20,551,000	4,035
			15,184
			16,162

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Czech Republic (5.0%)
Sovereign (5.0%)
Czech Republic Government Bond,
0.45%, 10/25/23	CZK	155,000	6,783
1.20%, 3/13/31		57,320	2,018
2.00%, 10/13/33		87,240	3,129
2.75%, 7/23/29		214,430	8,729
			20,659
Dominican Republic (6.4%)
Sovereign (6.4%)
Dominican Republic International Bond,
8.00%, 1/15/27 – 3/12/27(a)	DOP	129,000	1,911
8.90%, 2/15/23 (a)		188,800	3,331
9.75%, 6/5/26 (a)		224,000	3,750
12.00%, 8/8/25 – 10/3/25(a)		440,580	7,302
12.75%, 9/23/29 (a)		357,200	6,420
13.00%, 12/5/25		97,000	1,604
13.63%, 2/3/33		136,000	2,396
			26,714
Ecuador (0.2%)
Sovereign (0.2%)
Ecuador Government International Bond,
1.50%, 7/31/40 (b)		$1,985	843

Honduras (0.0%) (c)
Sovereign (0.0%) (c)
Honduras Government International Bond,
7.50%, 3/15/24		185	184

Hungary (3.9%)
Sovereign (3.9%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	1,387,460	2,987
3.25%, 10/22/31		375,640	742
5.50%, 6/24/25		922,750	2,270
6.00%, 11/24/23		3,900,000	10,214
			16,213
Indonesia (10.2%)
Sovereign (10.2%)
Indonesia Treasury Bond,
6.50%, 6/15/25 – 2/15/31	IDR	218,206,000	14,536
7.00%, 9/15/30		20,194,000	1,375
7.13%, 6/15/42 – 6/15/43		151,601,000	10,334
7.38%, 5/15/48		10,528,000	720
7.50%, 6/15/35		83,000,000	5,837
8.38%, 4/15/39		65,600,000	4,963
8.75%, 5/15/31		58,978,000	4,455
			42,220

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23		$1,800	1,800

Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast Government International Bond,
5.13%, 6/15/25	EUR	1,079	1,138

Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
4.95%, 7/7/25		$2,735	2,657

Macedonia (0.5%)
Sovereign (0.5%)
North Macedonia Government International Bond,
2.75%, 1/18/25	EUR	585	598
3.68%, 6/3/26		140	142
5.63%, 7/26/23		1,089	1,186
			1,926
Malaysia (4.0%)
Sovereign (4.0%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	2,100	468
3.88%, 3/14/25		30,800	7,290
4.23%, 6/30/31		37,167	8,959
			16,717
Mexico (10.1%)
Corporate Bonds (0.8%)
Petroleos Mexicanos,
4.25%, 1/15/25		$1,850	1,773
6.88%, 10/16/25		1,720	1,725
			3,498
Sovereign (9.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	147,957	7,477
7.75%, 5/29/31		378,709	19,029
8.00%, 12/7/23		113,400	5,889
8.50%, 5/31/29 – 11/18/38		116,015	6,098
			38,493
			41,991
Peru (4.3%)
Sovereign (4.3%)
Corp. Financiera de Desarrollo SA,
5.25%, 7/15/29		$1,780	1,728

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Peru Government Bond,
5.40%, 8/12/34	PEN	3,376	702
5.94%, 2/12/29		1,570	371
6.15%, 8/12/32		55,980	12,747
6.35%, 8/12/28		10,000	2,440
			17,988
Poland (4.3%)
Sovereign (4.3%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	5,420	1,019
2.50%, 7/25/27		39,077	7,831
3.25%, 7/25/25		40,563	8,779
			17,629
Romania (4.3%)
Sovereign (4.3%)
Romania Government Bond,
2.50%, 10/25/27	RON	31,700	5,707
4.75%, 2/24/25 – 10/11/34		41,875	8,242
5.80%, 7/26/27		9,410	1,965
Romanian Government International Bond,
3.00%, 2/27/27		$1,950	1,773
			17,687
Serbia (3.6%)
Sovereign (3.6%)
Serbia Treasury Bonds,
4.50%, 1/11/26 – 8/20/32	RSD	1,542,790	12,503
5.88%, 2/8/28		268,050	2,453
			14,956
South Africa (10.9%)
Sovereign (10.9%)
Republic of South Africa Government Bond,
8.75%, 1/31/44	ZAR	477,328	21,662
9.00%, 1/31/40		343,230	16,284
10.50%, 12/21/26		113,100	7,020
			44,966
Suriname (0.3%)
Sovereign (0.3%)
Suriname Government International Bond,
9.25%, 10/26/26		$1,646	1,305

Thailand (5.8%)
Sovereign (5.8%)
Thailand Government Bond,
1.59%, 12/17/35	THB	70,000	1,855
1.60%, 12/17/29 – 6/17/35		290,700	8,377
1.88%, 6/17/49		50,000	1,148
2.00%, 6/17/42		226,000	5,837
3.30%, 6/17/38		50,000	1,580
3.65%, 6/20/31		100,000	3,311
4.88%, 6/22/29		50,000	1,757
			23,865

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Uruguay (3.3%)
Sovereign (3.3%)
Uruguay Government International Bond,
3.88%, 7/2/40	UYU	353,418	9,805
8.50%, 3/15/28 (a)		69,890	1,683
Uruguay Monetary Regulation Bills,
0.0%, 2/1/23 – 7/3/24		86,850	2,184
			13,672
Uzbekistan (2.1%)
Corporate Bond (0.2%)
Ipoteka-Bank ATIB,
16.00%, 4/16/24	UZS	10,170,000	856

Sovereign (1.9%)
Republic of Uzbekistan International Bond,
4.75%, 2/20/24		1,800	1,771
14.00%, 7/19/24		43,410,000	3,682
14.50%, 11/25/23		27,520,000	2,406
			7,859
			8,715
Zambia (0.5%)
Sovereign (0.5%)
Zambia Government Bond,
11.00%, 1/25/26	ZMW	42,090	1,611
13.00%, 1/25/31 – 12/27/31		12,905	362
14.00%, 4/24/32		3,515	99
			2,072
TOTAL FIXED INCOME SECURITIES (Cost $433,765)			400,261
SHORT-TERM INVESTMENTS (3.4%)
U.S. Treasury Securities (1.0%)
U.S. Treasury Bills,
4.49%, 3/16/23 (d)		$250	249
3.84%, 3/16/23 (d)		3,866	3,849
TOTAL U.S. TREASURY SECURITIES (Cost $4.098)			4,098

	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $9,987)	9,986,562	9,987
TOTAL SHORT-TERM INVESTMENTS (Cost $14,085)		14,085
TOTAL INVESTMENTS (100.0%) (Cost $447,850) (f)(g)(h)		414,346
LIABILITIES IN EXCESS OF OTHER ASSETS		(59,765)
NET ASSETS		$354,581

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2023. Maturity date disclosed is the ultimate maturity date.
(c)	Amount is less than 0.05%.
(d)	Rate shown is the yield to maturity at January 31, 2023.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2023, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At January 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,616,000 and the aggregate gross unrealized depreciation is approximately $48,760,000, resulting in net unrealized depreciation of approximately $32,144,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	KRW	8,750,000		$6,876	3/15/23	$(238)
Barclays Bank PLC	EUR	2,035	HUF	813,176	4/28/23	60
Barclays Bank PLC	EUR	1,905	HUF	813,165	1/30/24	175
Barclays Bank PLC	MYR	1,700		$385	3/15/23	(14)
Barclays Bank PLC	PEN	11,531		$2,984	3/15/23	(4)
Barclays Bank PLC	PEN	1,154		$299	3/15/23	(— @)
Barclays Bank PLC		$2,285	HUF	813,176	4/28/23	(83)
Barclays Bank PLC		$2,285	HUF	813,165	1/30/24	(202)
Barclays Bank PLC		$1,045	MXN	21,000	3/15/23	62
Barclays Bank PLC		$5,049	MYR	22,200	2/10/23	157
Barclays Bank PLC		$8,424	MYR	36,900	3/15/23	246
BNP Paribas SA	BRL	19,323		$3,563	2/2/23	(243)
BNP Paribas SA		$3,736	CLP	3,250,000	3/15/23	320
BNP Paribas SA		$1,949	IDR	30,301,000	3/6/23	71
BNP Paribas SA		$27,626	SGD	37,220	3/15/23	728
BNP Paribas SA		$1,786	TRY	34,000	2/17/23	9
BNP Paribas, N.A.		$3,789	BRL	19,323	2/2/23	17
Citibank NA	BRL	11,111		$2,120	3/2/23	(58)
Citibank NA	THB	50,800		$1,477	3/15/23	(68)
Citibank NA		$2,205	EGP	56,000	2/21/23	(380)
Citibank NA		$7,478	PEN	28,988	3/15/23	34
Citibank NA		$1,709	UYU	67,000	4/11/23	(26)
Citibank NA		$2,365	UYU	94,000	2/6/23	61
Citibank NA	UYU	27,000		$673	2/6/23	(24)
Citibank NA	UYU	35,667		$880	4/10/23	(16)
Citibank NA	UYU	36,200		$892	4/10/23	(18)
Citibank NA	UYU	57,063		$1,406	4/11/23	(28)
Citibank NA	UYU	67,000		$1,728	2/6/23	(2)
Citibank NA	ZAR	46,800		$2,729	3/15/23	49
Goldman Sachs International	BRL	2,220		$421	3/2/23	(14)
Goldman Sachs International	COP	13,064,629		$2,683	3/15/23	(92)
Goldman Sachs International	EUR	4,799	PLN	22,707	3/15/23	10
Goldman Sachs International	IDR	50,731,000		$3,328	7/11/23	(48)
Goldman Sachs International	MXN	80,618		$4,179	3/15/23	(71)
Goldman Sachs International	MXN	29,850		$1,560	3/15/23	(14)
Goldman Sachs International	MXN	10,000		$500	3/15/23	(27)
Goldman Sachs International	MXN	5,500		$282	3/15/23	(8)
Goldman Sachs International	PLN	13,900	EUR	2,938	3/15/23	(17)
Goldman Sachs International	SGD	14,070		$10,393	3/15/23	(325)
Goldman Sachs International	SGD	23,150		$17,059	3/15/23	(576)
Goldman Sachs International	THB	17,900		$528	3/15/23	(16)
Goldman Sachs International	THB	14,300		$416	3/15/23	(19)
Goldman Sachs International		$2,908	BRL	15,560	3/2/23	142
Goldman Sachs International		$6,818	CNH	47,755	2/17/23	258
Goldman Sachs International		$3,182	EUR	2,938	3/15/23	20
Goldman Sachs International		$2,566	MXN	51,265	3/15/23	136
Goldman Sachs International		$8,666	MYR	37,673	2/10/23	169
Goldman Sachs International		$3,712	MYR	16,427	2/10/23	140
Goldman Sachs International		$5,240	PLN	22,707	3/15/23	(15)
HSBC Bank PLC	BRL	2,600		$495	3/2/23	(15)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

HSBC Bank PLC	CLP	6,500,000		$7,412	3/15/23	(702)
HSBC Bank PLC	EUR	3,650	CZK	89,480	3/15/23	(41)
HSBC Bank PLC	IDR	36,043,130		$2,381	4/10/23	(20)
HSBC Bank PLC		$3,937	CZK	89,480	3/15/23	144
HSBC Bank PLC		$9,425	EUR	8,656	3/15/23	11
HSBC Bank PLC		$4,037	IDR	62,730,000	3/6/23	146
HSBC Bank PLC		$3,196	IDR	50,000,000	4/10/23	136
HSBC Bank PLC		$10,102	KRW	13,095,000	3/15/23	545
HSBC Bank PLC		$6,695	KRW	8,700,000	3/15/23	379
HSBC Bank PLC		$10,095	ZAR	179,949	3/15/23	210
HSBC Bank PLC		$804	ZAR	13,800	3/15/23	(14)
HSBC Bank PLC	ZAR	4,800		$279	3/15/23	4
JPMorgan Chase Bank NA	MXN	18,482		$971	3/15/23	(3)
JPMorgan Chase Bank NA	PEN	25,352		$6,536	3/15/23	(35)
JPMorgan Chase Bank NA	PEN	2,536		$654	3/15/23	(4)
JPMorgan Chase Bank NA		$1,257	BRL	6,808	2/2/23	84
JPMorgan Chase Bank NA		$105	BRL	575	3/2/23	7
JPMorgan Chase Bank NA		$4,212	KRW	5,460,100	3/15/23	227
JPMorgan Chase Bank NA		$14,479	THB	494,300	3/15/23	559
JPMorgan Chase Bank NA		$630	UZS	7,827,844	11/7/23	1
JPMorgan Chase Bank NA		$1,886	UZS	23,672,156	10/24/23	31
JPMorgan Chase Bank NA	ZAR	72,296		$4,158	3/15/23	18
JPMorgan Chase Bank NA	ZAR	39,883		$2,310	3/15/23	26
JPMorgan Chase Bank, N.A.	BRL	6,808		$1,335	2/2/23	(6)
STANDARD CHARTERED BANK	COP	1,100,000		$228	3/15/23	(6)
STANDARD CHARTERED BANK	EUR	1,427	RON	7,100	3/15/23	10
STANDARD CHARTERED BANK	MXN	1,262		$64	3/15/23	(3)
STANDARD CHARTERED BANK	MXN	55,502		$2,796	3/15/23	(130)
STANDARD CHARTERED BANK	PEN	20,967		$5,405	3/15/23	(29)
STANDARD CHARTERED BANK	PEN	2,098		$541	3/15/23	(3)
STANDARD CHARTERED BANK		$3,734	CLP	3,250,000	3/15/23	322
STANDARD CHARTERED BANK		$1,630	CNH	11,420	2/17/23	63
STANDARD CHARTERED BANK		$1,555	RON	7,100	3/15/23	(1)
STANDARD CHARTERED BANK	ZAR	10,544		$606	3/15/23	2
State Street Bank & Trust Co.	BRL	12,515		$2,454	2/2/23	(11)
State Street Bank and Trust Co.	COP	1,027,200		$210	3/15/23	(8)
State Street Bank and Trust Co.	EUR	557		$599	2/10/23	(6)
State Street Bank and Trust Co.	EUR	278		$300	2/10/23	(3)
State Street Bank and Trust Co.	EUR	6,460		$6,954	2/10/23	(73)
State Street Bank and Trust Co.	EUR	2,515		$2,707	2/10/23	(28)
State Street Bank and Trust Co.	EUR	574		$618	2/10/23	(6)
State Street Bank and Trust Co.	EUR	287		$309	2/10/23	(3)
State Street Bank and Trust Co.	EUR	6,657		$7,170	2/10/23	(71)
State Street Bank and Trust Co.	EUR	2,591		$2,791	2/10/23	(28)
State Street Bank and Trust Co.		$2,294	BRL	12,515	2/2/23	172
State Street Bank and Trust Co.	ZAR	239,521		$13,594	3/15/23	(122)
UBS AG	BRL	1,229		$235	3/2/23	(6)
UBS AG	CZK	14,000	EUR	578	3/15/23	(12)
UBS AG	EUR	1,514	CZK	37,400	3/15/23	(36)
UBS AG	IDR	93,031,000		$5,965	3/6/23	(237)
UBS AG		$187	BRL	1,025	3/2/23	14
UBS AG		$6,577	CNH	45,600	2/17/23	180
UBS AG		$1,614	CZK	37,400	3/15/23	91
UBS AG		$626	EUR	578	3/15/23	4
UBS AG		$3,240	IDR	50,731,000	7/11/23	136
						$2,078

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
U.S. Treasury 10 yr. Ultra Note	35	Mar-23	(3,500)	$(4,242)	$(96)
U.S. Treasury 10 yr. Note	27	Mar-23	(2,700)	(3,092)	(52)
					$(148)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at January 31, 2023:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	13.46%	Annual/Semi-Annual	1/2/24		$36,750	$(5)	$—	$(5)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	13.66	Annual/Semi-Annual	1/2/24		35,750	7	—	7
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	13.69	Annual/Semi-Annual	1/2/24		436,701	112	—	112
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	14.07	Annual/Semi-Annual	1/2/24		57,520	59	—	59
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	14.15	Annual/Semi-Annual	1/2/24		58,610	70	—	70
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	14.20	Annual/Semi-Annual	1/2/24		82,550	105	—	105
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	14.25	Annual/Semi-Annual	7/3/23		36,050	23	—	23
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	14.34	Annual/Semi-Annual	1/2/24		38,400	60	—	60
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	14.52	Annual/Semi-Annual	1/2/24		82,920	158	—	158
Morgan Stanley & Co. LLC*	CNRR	Pay	2.42	Quarterly/Quarterly	12/21/27	CNY	284,209	(869)	—	(869)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	3.19	Quarterly/Quarterly	7/26/25	KRW	45,000,000	(121)	—	(121)
Morgan Stanley & Co. LLC*	WIBOR	Receive	5.53	Annual/Semi-Annual	12/21/32	PLN	7,990	(18)	—	(18)
Morgan Stanley & Co. LLC*	WIBOR	Receive	5.56	Annual/Semi-Annual	12/21/27		13,330	(7)	—	(7)
Morgan Stanley & Co. LLC*	WIBOR	Receive	5.85	Annual/Semi-Annual	12/21/32		9,110	(70)	—	(70)
Morgan Stanley & Co. LLC*	WIBOR	Receive	6.02	Annual/Semi-Annual	12/21/27		15,270	(76)	—	(76)
Morgan Stanley & Co. LLC*	JIBAR	Pay	7.67	Quarterly/Quarterly	1/19/28	ZAR	13,200	(— @)	—	(— @)
Morgan Stanley & Co. LLC*	JIBAR	Pay	7.71	Quarterly/Quarterly	1/19/28		12,810	1	—	1
Morgan Stanley & Co. LLC*	JIBAR	Pay	7.71	Quarterly/Quarterly	1/20/28		13,590	1	—	1
								$(570)	$—	$(570)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2023 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
CDI	CHESS Depositary Interest.
JIBAR	Johannesburg Interbank Agreed Rate.
WIBOR	Warsaw Interbank Offer Rate.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SGD	—	Singapore Dollar
RSD	—	Serbian Dinar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguay Peso
UZS	—	Uzbekistani Som
ZAR	—	South African Rand
ZMW	—	Zambian Kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	95.2%
Others*	4.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contracts with a value of approximately $7,334,000 and total unrealized depreciation of approximately $148,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,078,000. Also does not include open swap agreements with net unrealized depreciation of approximately $570,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ January 31, 2023 (unaudited)

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Directors have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$5,723	$—	$5,723
Sovereign	—	394,538	—	394,538
Total Fixed Income Securities	—	400,261	—	400,261
Short-Term Investments
Investment Company	9,987	—	—	9,987
U.S. Treasury Securities	—	4,098	—	4,098
Total Short-Term Investments	9,987	4,098	—	14,085
Foreign Currency Forward Exchange Contracts	—	6,386	—	6,386
Interest Rate Swap Agreements	—	596	—	596
Total Assets	9,987	411,341	—	421,328
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4,308)	—	(4,308)
Futures Contracts	(148)	—	—	(148)
Interest Rate Swap Agreements	—	(1,166)	—	(1,166)
Total Liabilities	(148)	(5,474)	—	(5,622)
Total	$9,839	$405,867	$—	$415,706

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.